UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13f Cover Page


           Report for the Calendar Year or Quarter End: June 30, 2002


                          Pamet Capital Management, LLC
--------------------------------------------------------------------------------
Name of Institutional Investment Manager


           222 Berkeley Street, 22nd Floor          Boston      MA       02116
--------------------------------------------------------------------------------
Business Address             (Street)               (City)    (State)    (Zip)


13F File Number: 028-10112
                ------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Name, Title and Telephone Number of Person Submitting Report:


Jason Price                  Chief Financial Officer                617-646-6100
--------------------------------------------------------------------------------
  (Name)                             (Title)                           (Phone)

Signature, Place and Date of Signing:


/s/ Jason Price
---------------------
222 Berkeley Street, 22nd Floor, Boston, MA 02116
8/12/2002


Report Type:

[X]      13F HOLDINGS REPORT.
[ ]      13F NOTICE.
[ ]      13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE



Number of Other Included Managers:   1
                                  --------

List of Other Included Managers:   Abrams Capital, LLC
                                ----------------------------

Form 13F Information Table Entry Total:   37
                                       -------

Form 13F Information Table Value Total:  138,385,000
                                       -----------------

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F
                                INFORMATION TABLE

                          PAMET CAPITAL MANAGEMENT, LLC
                           FORM 13F INFORMATION TABLE
                               AS OF DATE: 6/30/02


------------------------------------------------------------------------------------------------------------------------------------
ITEM 1                              ITEM 2       ITEM 3     ITEM 4       ITEM 5      ITEM 6    ITEM 7              ITEM 8
                                                            VALUE   SHARES/   PUT/   INVSTMT    OTHER          VOTING AUTHORITY
  NAME OF ISSUER               TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT   CALL   DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- --------   ----   ------- ------------ -------- -------- --------
AES Corp.                                COM     00130H105     235    43400             43400              43400
AES Corp.                                COM     00130H105    5185   956600            956600      1      956600
AES Trust III                   PFD CV 6.75%     00808N202    1414    75000             75000      1       75000
Arbitron Inc.                            COM     03875Q108    1076    34500             34500              34500
Arbitron Inc.                            COM     03875Q108   16592   531800            531800      1      531800
Baycorp Holdings Corp.                   COM     072728108    2209   185600            185600      1      185600
Berkshire Hathaway Inc. Del              CL B    084670207     494      221               221                221
Berkshire Hathaway Inc. Del              CL B    084670207    2973     1331              1331      1        1331
Berkshire Hathaway Inc. Del              CL A    084670108    3006       45                45      1          45
Block H&R Inc.                           COM     093671105     881    19100             19100              19100
Block H&R Inc.                           COM     093671105   15663   339400            339400      1      339400
Coast Federal Litigation Contingent Trust RIGHT  19034Q110      15    91100             91100              91100
Coast Federal Litigation Contingent Trust RIGHT  19034Q110     244  1436684           1436684      1     1436684
Echostar Communications Corp.            CL A    278762109    1940   104550            104550             104550
Echostar Communications Corp.            CL A    278762109   29800  1605600           1605600      1     1605600
Erie Indty Co.                           CL A    29530P102     988    24400             24400              24400
Erie Indty Co.                           CL A    29530P102   15537   383542            383542      1      383542
Golden State Bancorp Inc.                WRT     381197136     231   211940            211940             211940
Golden State Bancorp Inc.                WRT     381197136    3759  3448336           3448336      1     3448336
International Speedway Corp.             CL A    460335201     420    10470             10470              10470
International Speedway Corp.             CL A    460335201    6313   157430            157430      1      157430
Juno Lighting, Inc.                      COM     482047206     255    26319             26319              26319
Juno Lighting, Inc.                      COM     482047206    3888   400792            400792      1      400792
L90 Inc.                                 COM     539441105     368   391169            391169      1      391169
Morgan Stanley Dean Witter & Co          COM     617446448     403     9350              9350               9350
Morgan Stanley Dean Witter & Co          COM     617446448    6425   149150            149150      1      149150
OPTI Inc.                                COM     683960108      32    22500             22500              22500
OPTI Inc.                                COM     683960108     563   393565            393565      1      393565
Philip Morris Cos. Inc.                  COM     718154107     432     9900              9900               9900
Philip Morris Cos. Inc.                  COM     718154107    9500   217500            217500      1      217500
Sirius Satellite Radio Inc.              COM     82966U103     101    26800             26800              26800
Sirius Satellite Radio Inc.              COM     829664103    2180   578300            578300      1      578300
Tripath Technology                       CL A    89672P104      69    65567             65567      1       65567
Washington Post Co.                      CL B    939640108     227      416               416                416
Washington Post Co.                      CL B    939640108    3427     6288              6288      1        6288
XM Satellite                             CL A    983759101     159    21900             21900              21900
XM Satellite                             CL A    983759101    1378   190100            190100      1      190100


* Where shares are reported for "Other Managers" designated in Item 7, all of the information provided is with respect to such manager.